CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Cash and cash equivalents	¥ 533,481	$ 77,347	¥ 3,571,745
Allowance for doubtful accounts	263,956	38,270	227,593
Prepayments and other current assets	777,842	112,773	1,172,472
Accounts and notes payable	1,430,004	207,331	1,353,150
Accrued expenses and other liabilities	1,145,654	166,103	1,591,639
Customer advances and deposits and deferred revenue	277,737	40,268	298,353
Operating lease liabilities	544,262	78,911	518,248
Financing lease liabilities	11,873	1,721	1,851
Income tax payable	1,563	227	587
Short - term bank loans	183,270	26,572	530,495
Long-term borrowings - current portion	79,148	11,475	287,814
Operating lease liabilities	1,292,057	187,331	1,456,843
Financing lease liabilities	26,024	3,772	2,121
Long-term bank loan	928,894	134,677	769,767
Other non-current liabilities	18,752	2,719	24,261
Consolidated VIEs
Cash and cash equivalents	6,562	951	135,864
Prepayments and other current assets	33,064	4,794	38,172
Accounts and notes payable	22,379	3,246	60,669
Accrued expenses and other liabilities	20,390	2,954	17,294
Customer advances and deposits and deferred revenue | ¥			341
Operating lease liabilities	376	55	880
Financing lease liabilities	10,383	1,505
Short - term bank loans	110,142	15,969	120,500
Financing lease liabilities	24,702	3,581
Other non-current liabilities	438	64
Consolidated VIEs | Nonrecourse
Cash and cash equivalents	5,042	731	26,166
Prepayments and other current assets	17,909	2,597	12,046
Accounts and notes payable	22,379	3,246	60,669
Accrued expenses and other liabilities	20,741	3,005	18,251
Customer advances and deposits and deferred revenue | ¥	0		341
Operating lease liabilities	376	55	880
Financing lease liabilities	10,383	1,505	0
Short - term bank loans	110,142	15,969	120,500
Long-term borrowings - current portion | ¥	0		84,006
Financing lease liabilities	24,702	3,581	0
Other non-current liabilities	¥ 438	$ 64	¥ 0
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053	1,858,134,053
Ordinary shares, issued shares	255,648,452	255,648,452	255,648,452
Ordinary shares, outstanding shares	255,648,452	255,648,452	255,648,452
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249	94,075,249
Ordinary shares, issued shares	94,075,249	94,075,249	94,075,249
Ordinary shares, outstanding shares	94,075,249	94,075,249	94,075,249
Class C ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698	47,790,698
Ordinary shares, issued shares	47,790,698	47,790,698
Ordinary shares, outstanding shares	47,790,698	47,790,698	47,790,698